BALANCE SHEET (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Nov. 07, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	330,000,000	0
Common stock, shares outstanding	58,290,473	0
Common stock, shares outstanding	58,290,473	0
Jefferson Capital, Inc. before the business combination
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		100	100
Common stock, shares outstanding		100
Common stock, shares outstanding		100